Description of Business and Organization (Details Narrative) (10-K)	Sep. 01, 2018
Free Share X-Change Limited (Anguilla) [Member] | Vtrade Technology Sdn Bhd [Member]
Business acquisition, percentage of voting interests acquired	100.00%